SCHEDULE OF MOVEMENTS IN INVENTORIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Notes To Consolidated In Financial Statements
Balance at beginning of the year	$ (906,444)	$ (815,498)
Additions		(902,776)	(815,498)
Foreign currency translation	131,581	(3,668)
Write-offs	774,863	815,498
Balance at end of the year		$ (906,444)	$ (815,498)